CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows (used in)/provided by Operating Activities:
Net loss	$ (17,862)	$ (1,977)	$ (326)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation and amortization of deferred charges (Note 5)	7,198	7,670	4,896
Impairment loss (Note 5)	6,122	0	0
Loss on sale of vessel (Note 5)	7	0	0
Compensation cost on restricted stock awards (Note 7(c))	2,776	1,893	568
Finance costs	0	909	0
Changes in fair value of warrants' liability (Note 7(c))	0	(6,222)	0
Loss/(Gain) on equity method investment (Note 4)	50	(2)	0
(Increase) / Decrease in:
Accounts receivable, trade, net	(101)	1,289	(3,441)
Due from a related party	0	5	65
Inventories	(1,311)	47	(148)
Prepaid expenses and other assets, net	(1,303)	231	(666)
Insurance claims	966	(1,058)	0
Deferred charges		0	152
Increase / (Decrease) in:
Accounts payable, trade and other	1,448	124	18
Due to related parties	(16)	64	351
Accrued liabilities	1,522	(256)	842
Unearned revenue	(215)	25	146
Dry-dock costs	(2,811)	(1,927)	(944)
Net cash (used in)/provided by Operating Activities	(3,530)	815	1,513
Cash Flows used in Investing Activities:
Payments for vessel improvements and vessel acquisitions (Note 5)	(18,906)	(4,368)	(5,094)
Payment for equity method investment (Note 4)	(1,375)	(1,643)	0
Proceeds from sale of vessel, net (Note 5)	17,766	0	0
Net cash used in Investing Activities	(2,515)	(6,011)	(5,094)
Cash Flows (used in)/provided by Financing Activities:
Proceeds from issuance of units and warrants (Note 7(a))	0	15,123	16,195
Proceeds from exercise of prefunded warrants (Note 7(a))	0	27	0
Proceeds from issuance of Series E Preferred Stock (Note 3(d) and 7(c))	0	35	0
Payments of equity issuance and financing costs (Note 7(a))	0	(1,513)	(1,835)
Payments of dividends on common stockholders and Class A warrant holders	0	0	(3,101)
Net cash (used in)/provided by Financing Activities	(1,636)	11,583	10,362
Net (decrease)/increase in cash and cash equivalents	(7,681)	6,387	6,781
Cash and cash equivalents at beginning of the year	14,841	8,454	1,673
Cash and cash equivalents at end of the year	7,160	14,841	8,454
SUPPLEMENTAL CASH FLOW INFORMATION
Series C Preferred Stock dividends declared, not paid (Note 7(c))	(177)	(110)	(240)
Non-cash consideration for vessel acquisition through the issuance of Series D Preferred Stock (Note 7(c))	(8,600)	(10,000)	(17,600)
Alternative cashless exercise of private placement warrants	0	1,282	0
Series C Preferred Stock [Member]
Cash Flows (used in)/provided by Financing Activities:
Payments of dividends on Preferred Stock (Note 7(c))	(614)	(1,121)	(780)
SUPPLEMENTAL CASH FLOW INFORMATION
Deemed dividend upon redemption of Preferred Stock (Note 7(c))	0	(2,549)	0
Series D Preferred Stock [Member]
Cash Flows (used in)/provided by Financing Activities:
Payments of dividends on Preferred Stock (Note 7(c))	(1,022)	(968)	(117)
SUPPLEMENTAL CASH FLOW INFORMATION
Deemed dividend upon redemption of Preferred Stock (Note 7(c))	$ (26)	$ (154)	$ (134)